UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.3%
Education - 6.4%
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/22	$425,000	$494,275
Ethical Culture Fieldston School	5.000%	6/1/23	650,000	764,244
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	921,614
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	277,277
Madison County, NY, Capital Resource Corp. Revenue, Colgate University Project	5.000%	7/1/25	565,000	669,689
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Fordham University	5.000%	7/1/23	1,000,000	1,104,740
New School University	5.250%	7/1/30	9,000,000	10,246,050
Pratt Institute	5.000%	7/1/22	340,000	398,861
Pratt Institute	5.000%	7/1/23	270,000	319,183
Pratt Institute	5.000%	7/1/24	250,000	296,612
Pratt Institute	5.000%	7/1/25	250,000	295,318
Pratt Institute	5.000%	7/1/26	500,000	584,635
Pratt Institute	5.000%	7/1/29	500,000	571,610

Total Education				16,944,108

Health Care - 16.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/30	1,155,000	1,267,728
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project	5.000%	7/1/26	600,000	686,430
New York Methodist Hospital Project	5.000%	7/1/28	1,000,000	1,127,590
New York Methodist Hospital Project	5.000%	7/1/29	400,000	448,112
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,413,825
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,228,240
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,410,670
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,455,500
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,346,500
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,564,289
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,391,037
North Shore Long Island Jewish Health System	5.000%	5/1/26	3,000,000	3,388,440
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,567,600
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	330,000	329,211
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,630,450

Total Health Care				43,255,622

Housing - 2.8%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,714,640
New York City, NY, HDC Revenue	4.750%	11/1/29	2,500,000	2,588,550

Total Housing				7,303,190

Industrial Revenue - 6.7%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	1,000,000	1,066,640	(a)
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	773,145	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	$1,300,000	$1,302,327	(a)(c)(d)
New York State Energy Research & Development Authority, PCR:
Niagara Mohawk Power Corp.	0.493%	7/1/29	1,000,000	922,054	(c)
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,323,148	(c)(d)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	6,686,392	(c)(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,532,680

Total Industrial Revenue				17,606,386

Leasing - 3.5%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	125,000	125,054
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/26	1,750,000	2,098,723
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/28	1,435,000	1,694,778
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,872,439
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,389,282

Total Leasing				9,180,276

Local General Obligation - 8.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/18	1,400,000	1,551,312
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,112,380
New York, NY, GO	5.000%	8/1/21	7,030,000	8,234,379
New York, NY, GO	5.000%	5/15/22	4,000,000	4,564,040
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	639,173
Rockland County, NY, Solid Waste Management Authority Revenue	5.750%	12/15/23	5,000,000	5,735,400

Total Local General Obligation				21,836,684

Other - 0.7%
Municipal Assistance Corp. for the City of Troy, NY, Revenue, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,886,042

Power - 0.6%
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,503,188

Pre-Refunded/Escrowed to Maturity - 1.7%
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	3,880,000	4,405,003	(e)

Special Tax Obligation - 27.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	5,001,064
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/18	1,345,000	1,476,971
YMCA of Greater New York Project	5.000%	8/1/19	1,450,000	1,623,870
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	4,120,000	4,688,601	(f)
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,723,400
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,836,683

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	$7,000,000	$7,965,440
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,756,825
New York State Dormitory Authority, State Personal Income Tax Revenue:
Education	5.500%	3/15/25	7,440,000	9,380,426
General Purpose	5.000%	2/15/25	2,500,000	3,000,775
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	600,925
Transportation	5.000%	3/15/24	1,705,000	2,042,590
Transportation	5.000%	3/15/25	1,000,000	1,190,340
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,754,315
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,403,500
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,541,200
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,399,900
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/19	3,250,000	3,580,233
Matching Fund Loan	5.000%	10/1/25	5,000,000	5,562,200

Total Special Tax Obligation				72,529,258

Transportation - 12.7%
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,763,968
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,057,970
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,745,910
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,342,230	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	3,000,000	3,384,060
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/23	4,000,000	4,478,560
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,088,360
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	60,000	60,186
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,356,420	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	6,925,729	(a)

Total Transportation				33,203,393

Water & Sewer - 5.7%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/26	900,000	1,052,190
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/27	1,000,000	1,160,780
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,826,856
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	1,250,000	1,522,025
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	1,500,000	1,825,230
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/30	200,000	229,846
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/31	250,000	285,533

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/32	$700,000	$796,404
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/34	1,040,000	1,175,034

Total Water & Sewer				14,873,898

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $226,354,175)				244,527,048

SHORT-TERM INVESTMENTS - 5.7%
Finance - 1.8%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	4,800,000	4,800,000	(g)(h)

General Obligation - 1.1%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	1,150,000	1,150,000	(g)(h)
LOC-Bank of New York Mellon	0.010%	3/1/34	100,000	100,000	(g)(h)
Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	1,000,000	1,000,000	(g)(h)
Texas State, GO, Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	700,000	700,000	(a)(g)(h)

Total General Obligation				2,950,000

Health Care - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.060%	5/1/34	900,000	900,000	(g)(h)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	200,000	200,000	(g)(h)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.020%	11/1/34	2,500,000	2,500,000	(g)(h)
Novant Health Group, SPA-JPMorgan Chase	0.100%	11/1/34	2,300,000	2,300,000	(g)(h)

Total Health Care				5,900,000

Housing: Multi-Family - 0.2%
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.020%	3/15/32	200,000	200,000	(a)(g)(h)
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.010%	4/15/35	200,000	200,000	(g)(h)

Total Housing: Multi-Family				400,000

Housing: Single Family - 0.2%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	400,000	400,000	(a)(g)(h)

Industrial Revenue - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	100,000	100,000	(a)(g)(h)

Tax Allocation - 0.0%
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	100,000	100,000	(g)(h)

Water & Sewer - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.130%	6/15/32	200,000	200,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	$200,000	$200,000	(g)(h)

Total Water & Sewer				400,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,050,000)				15,050,000

TOTAL INVESTMENTS - 99.0% (Cost - $241,404,175#)				259,577,048
Other Assets in Excess of Liabilities - 1.0%				2,542,278

TOTAL NET ASSETS - 100.0%				$262,119,326

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$244,527,048	—	$244,527,048

Short-term investments†	—	15,050,000	—	15,050,000

Total investments	$65,999	$259,577,048	—	$259,577,048

Other financial instruments:
Futures Contracts	$65,999	—	—	$65,999

Total	$65,999	$259,577,048	$—	$259,643,047

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,416,673
Gross unrealized depreciation	(243,800)

Net unrealized appreciation	$18,172,873

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	17	12/15	$2,694,624	$2,628,625	$65,999

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015